Operating Leases	12 Months Ended
Dec. 31, 2019
Operating Leases
Operating Leases

7. Operating Leases

1)	Lease as lessee

The Company leases office space, sorting hubs and warehouse facilities under non-cancellable operating lease agreements that expire at various dates through December 2034. During the three years ended December 31, 2017, 2018 and 2019, the Company incurred rental expenses related to operating lease costs amounting to RMB195,176, RMB 271,630 and RMB 300,708, respectively.

Supplemental information related to leases and location within the consolidated balance sheets are as follows:

As of December 31,
2019
RMB

Operating lease right-of-use assets	901,956

Current operating lease liabilities	298,728
Non-current operating lease liabilities	504,442
Total operating lease liabilities	803,170

Weighted average remaining lease term (in years)	6

Weighted average discount rate	4.36%

7. Operating Leases (Continued)

1)	Lease as lessee (Continued)

Supplemental cash flow information related to leases for the year ended December 31, 2019 is as follows:

Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	322,857
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	499,124
Right-of-use assets decreased due to lease modifications:
Operating leases	168,380

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

As of
December 31, 2019
RMB
2020	285,743
2021	196,902
2022	105,055
2023	82,610
2024	50,415
2025 and after	184,470
Total lease commitment	905,195
Less: Imputed interest	(102,025)
Total operating lease liabilities	803,170
Less: Current operating lease liabilities	(298,728)
Long-term operating lease liabilities	504,442

Disclosures related to periods prior to the adoption of ASC 842:

As of December 31, 2018, minimum lease payments under all non-cancellable leases are as follows:

As of December 31,
2018
RMB

2019	167,585
2020	152,779
2021	103,181
2022	85,816
2023	61,779
2024 and after	411,050
Total lease commitment	982,190

Under ASC 842, land use rights agreements are also considered as operating lease contracts. See Note 6 for separate disclosures related to land use right.

7. Operating Leases (Continued)

2)	Lease as lessor

The Company rents land and buildings to network partners under non-cancellable operating lease agreements that expire at various dates through December 2037. All of the Company's leasing arrangements as lessor are classified as operating leases. Rental income is recognized on a straight-line basis over the rental period. During the years ended December 31, 2017, 2018 and 2019, the Company recorded rental income amounting to RMB31,107, RMB69,483 and RMB79,254, respectively.